Risk management (Tables)	12 Months Ended
Dec. 31, 2025
Risk Management
Schedule of exposure to exchange risk

	December 31, 2025		December 31, 2024
	Foreign currency (in thousands)	R$	Foreign currency (in thousands)	R$
Borrowings and financing – US$	1,250,889	6,882,891	303,978	1,882,323
Borrowings and financing – Yen	62,496,777	2,196,137	36,787,581	1,452,006
Borrowings and financing – EURO	220,000	1,423,224	-	-
Interest and charges from borrowings and financing – US$		110,009		24,030
Interest and charges from borrowings and financing – Yen		8,818		8,364
Interest and charges from borrowings and financing – EURO		12,033		-
Fair value adjustment - US$		143,636		-
Fair value adjustment - Yen		(67,281)		34,388
Fair value adjustment - EURO		34,631
Total Exposure		10,744,098		3,401,111
Borrowing cost – US$		(80,063)		(42,510)
Borrowing cost – Yen		(12,389)		(2,236)
Borrowing costs – EURO		(19,394)		-
Total foreign currency-denominated borrowings (Note 17)		10,632,252		3,356,365

Schedule of prices exchange variations

	December 31, 2025	December 31, 2024	Variation
US$	R$ 5.5024	R$ 6.1923	-11.14%
EURO	R$ 6.4692	R$ 6.4363	0.51%
Yen	R$ 0.03514	R$ 0.03947	-10.97%

Schedule of borrowings and financing subject to different inflation adjustment indices

	December 31, 2025	December 31, 2024 (*)
CDI (i)	30,722,218	15,250,135
TR (ii)	1,629,756	1,683,342
IPCA (iii)	5,582,893	2,982,735
TJLP (iv)	825,206	1,067,436
SOFR (v)	-	1,882,325
Interest and charges	1,164,744	572,399
Total	39,924,817	23,438,372

(i)	CDI - (Certificado de Depósito Interbancário), an interbank deposit certificate
(ii)	TR - Benchmark Interest Rate
(iii)	IPCA - (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index
(iv)	TJLP - (Taxa de Juros a Longo Prazo), a long-term interest rate index
(v)	SOFR - Secured Overnight Financing Rate
(*)	As of December 31, 2024, the amounts excluded the derivative instrument for comparative purposes.

Schedule of sensitivity analysis on interest rate risk

	December 31, 2025
Indicators	Exposure	Probable scenario

Assets
CDI	12,261,445	13.82%
Financial income		1,694,532

Liabilities
CDI	(30,722,218)	13.82%
Interest to be incurred		(4,245,811)
Net exposure – CDI	(18,460,773)	(2,551,279)

Assets
IPCA	21,665,330	3.99%
Financial asset of the concession		864,858

Liabilities
IPCA	(5,582,893)	3.99%
Interest to be incurred		(222,864)
Net exposure – IPCA	16,082,437	641,995

Liabilities
TR	(1,629,756)	0.0204%
Expenses to be incurred		(332)

TJLP	(825,206)	9.22%
Interest to be incurred		(76,123)

Total net expenses to be incurred		(1,985,739)

Schedule of liquidity risk

	2026	2027	2028	2029	2030	2031 to 2048	Total
As of December 31, 2025
Liabilities
Borrowings and financing	5,092,816	2,259,452	1,794,449	4,172,569	7,336,464	19,486,597	40,142,347
Interest on borrowings and financing	3,497,069	3,772,445	3,590,853	3,321,945	3,012,391	7,613,313	24,808,016
Trade payables and contractors	2,400,046	-	-	-	-	-	2,400,046
Services payable	2,772,416	-	-	-	-	-	2,772,416
Public-Private Partnership - PPP	239,065	239,066	239,066	239,066	239,066	2,130,366	3,325,695
Interest Public-Private Partnership - PPP	230,622	248,333	266,562	285,472	305,090	3,311,812	4,647,891
Total	14,232,034	6,519,296	5,890,930	8,019,052	10,893,011	32,542,088	78,096,411

Schedule of capital management

	December 31, 2025	December 31, 2024

Total borrowings and financing (Note 17)	40,142,347	25,258,297
(-) Cash and cash equivalents (Note 7)	(4,663,226)	(1,682,606)
(-) Financial investments (Note 8)	(7,707,745)	(3,699,694)

Net debt	27,771,376	19,875,997
Total Equity	42,401,124	36,928,054

Total capital (shareholders plus providers of capital)	70,172,500	56,804,051

Total	40%	35%